Note 7 - Fixed Assets Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Building and Building Improvements [Member] | Minimum [Member]
Estimated Useful Life	10 years
Building and Building Improvements [Member] | Maximum [Member]
Estimated Useful Life	39 years
Building and Building Improvements [Member]
Property, Plant and Equipment, Gross	$ 30,884	$ 29,606
Computers and Software [Member] | Minimum [Member]
Estimated Useful Life	3 years
Computers and Software [Member] | Maximum [Member]
Estimated Useful Life	10 years
Computers and Software [Member]
Property, Plant and Equipment, Gross	$ 25,228	20,413
Equipment [Member]
Estimated Useful Life	7 years
Property, Plant and Equipment, Gross	$ 13,461	12,676
Furniture and Fixtures [Member]
Estimated Useful Life	5 years
Property, Plant and Equipment, Gross	$ 1,292	1,322
Leasehold Improvements [Member]
Estimated Useful Life	5 years
Property, Plant and Equipment, Gross	$ 508	508
Asset under Construction [Member]
Property, Plant and Equipment, Gross	588	3,011
Property, Plant and Equipment, Gross	71,961	67,536
Less: Accumulated depreciation	(25,193)	(17,648)
Fixed assets, net	$ 46,768	$ 49,888